SUMMARY OF COMPONENTS OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 562,645	$ 424,314	$ 118,818
Accumulated depreciation	(208,223)	(99,965)	(18,691)
Property and equipment, net of accumulated depreciation	354,422	324,349	100,127
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,991	2,991	2,991
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 559,654	$ 421,323	$ 115,827